Earnings per share (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Numerator for basic and diluted earnings per share:
Net income attributable to the reporting entity	$ 9,142	56,957	178,389	172,411
Denominator:
Basic weighted average number of ordinary shares outstanding	106,996,531	106,996,531	109,738,705	108,321,562
Effect of dilutive options and non-vested shares	374,299	374,299	786,552	3,036,234
Diluted weighted average number of ordinary shares outstanding	107,370,830	107,370,830	110,525,257	111,357,796
Basic earnings per share (in CNY and dollars per share)	$ 0.09	0.53	1.63	1.59
Diluted earnings per share (in CNY and dollars per share)	$ 0.09	0.53	1.61	1.55
Number of anti-dilutive share options excluded from earnings per share (in shares)	729,700	729,700	857,700	978,000